6. OTHER FINANCING RECEIVABLES (Tables)	6 Months Ended
Jun. 30, 2015
Receivables [Abstract]
Other financing receivables
	June 30,	December 31,
	2015	2014
	(unaudited)

Minimum financing payments receivable (CeraPay)	$113,774	$12,614
Minimum financing payments receivable (Peer Stores)	1,353	17,543
Less: Allowance for doubtful accounts	(14)	(175)
Net minimum financing payments receivable	115,113	29,982
Less: unearned interest income	(17)	(581)

Other financing receivables	$115,096	$29,401